Other long-term receivables	6 Months Ended
Jun. 30, 2024
Other long-term receivables
Other long-term receivables

10.Other long-term receivables

The other long-term receivables mainly consist of cash guarantees for an amount of €389,000 (2023: €167,000) and an R&D tax incentive in Belgium for an amount of €1.0 million (2023: €1,0 million) related to certain development activities and clinical trials. The Company recognizes the research and development incentive as a long-term receivable and as a deduction from the carrying amount of the (in)tangible asset.

The R&D tax incentive recorded as of June 30, 2024, pertains to investments made in 2022, 2023, and 2024 in both tangible and intangible assets. These incentives are expected to be received 5 years after the investments are made. However, following the Law of May 12, 2024 (Belgian Gazette, May 29, 2024), the Belgian R&D tax credit regime has been amended. As of 2024, the R&D tax incentive will be refunded after 4 years instead of 5 years. The long-term receivable as of June 30, 2024, also includes an adjustment of the R&D tax incentive for investments made in 2023. For further details, refer to note 22.